Capital and financial risk management - Net financial instruments - Derivative financial liabilities (Details) - Derivative financial instruments - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	€ (2,444)	€ (2,383)
Amounts presented in balance sheet	(2,444)	(2,383)
Right of set off with derivative counterparties	1,549	1,467
Cash collateral	1,081	718
Net amount	€ (186)	€ (198)